Schedule of Computation of Basic and Dilutive Net Loss Per Share (Details) - USD ($)	1 Months Ended	3 Months Ended	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2026	Dec. 31, 2025
Accounting Policies [Abstract]
Net loss	$ 24,618,000	$ (65,047,000)	$ (172,806,000)	$ (28,975,504)
Weighted average number of shares of common stock outstanding, basic	3,809,524	89,394,753	86,164,488	73,685,031
Weighted average number of shares of common stock outstanding, diluted	28,404,762	89,394,753	86,164,488	73,685,031
Net loss per common stock, basic	$ 6.46	$ (0.73)	$ (2.01)	$ (0.39)
Net loss per common stock, diluted	$ 0.50	$ (0.73)	$ (2.01)	$ (0.39)